Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings (loss) per share [Abstract]
Earnings (loss) per share

23 Earnings (loss) per share

Basic:    Earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the year, excluding common shares purchased and held as treasury shares (shares in thousands).

Diluted:    Diluted earnings (loss) per share is calculated by dividing net income (loss) of the period attributable to common shareholders by the weighted average number of common shares outstanding during the year, adjusted for the effects of all potential common shares that are dilutive and adjusted for treasury shares held.

	2023	2022	2021
Net income attributable to Company shareholders	(198,869)	2,997,488	3,811,442
Weighted average common shares	2,218,116	2,254,345	2,516,008
Weighted average – treasury shares	—	(23,933)	(36,817)
Weighted average – common shares outstanding	2,218,116	2,230,412	2,479,191

Basic and diluted earnings (loss) per share – (US$)	(0.09)	1.34	1.54